Label	Element	Value
Spear Alpha ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Spear Alpha ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Spear Alpha ETF (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities, including common stock or American depositary receipts (“ADRs”), of companies that Spear Advisors LLC (the “Adviser”), the Fund’s investment adviser, believes are poised to benefit from breakthrough innovation in industrial technology. For purposes of the Fund’s investments, the Adviser defines “innovation in industrial technology” as those technological developments that are transforming or have the potential to transform the industrial sector.
The Adviser targets industrial technological developments that can be categorized into one or more of the themes described below. The Adviser seeks to invest in companies engaged at any stage of the supply chain that is relevant to one of these themes. For example, the Adviser may invest in companies engaged in the mining, processing and production of materials or natural resources used in the development of services, products or technologies; companies engaged in the manufacturing of instruments, components or parts underlying the products, services, or technologies of one or more of the themes; or companies that use or benefit from such products, services, or technologies to generate operational efficiencies in their own business.
Enterprise Digitalization. New developments in scalable connectivity (such as 5G and cloud migration) are enabling digitalization of manufacturing businesses, creating an ecosystem of companies with the potential to benefit from this trend. In its application of this theme, the Adviser seeks to identify and invest in companies engaged in one or more of the following, or similar, activities: (i) developing advancements in industrial software (e.g., design, simulation, digital twin technology, and augmented/virtual reality (“AR/VR”)); (ii) providing software solutions targeted at optimizing operations (e.g., procurement); (iii) providing associated hardware (e.g., sensors, probes); (iv) providing products or services that act as building blocks for such technologies (e.g., semiconductors); (v) providing digital data related solutions, such as storage (including cloud based solutions), cybersecurity and/or analysis; (vi) utilizing any of these technologies, products, or services to develop new products or technologies; and/or (vii) utilizing any of these technologies, products, or services to generate meaningful operational efficiencies in their own business.
Artificial Intelligence. Deep learning is a form of artificial intelligence (“AI”) that is finding significant industrial applications and uses, including autonomous driving, cybersecurity, predictive maintenance, and machine vision. In its application of this theme, the Adviser seeks to identify and invest in companies: (i) that provide AI technologies that enable autonomous activity, such as autonomous driving vehicles or drones (e.g., companies that provide software for image classification, voice recognition, natural language processing); (ii) that provide AI-based algorithms and software for the purposes of predictive maintenance; (iii) that provide AI-based machine vision software and associated hardware; and/or (iv) whose products or business processes are meaningful users of AI based technologies.
Robotics and Industrial Automation. Innovation in robotics and automation is driving increased adoption and new applications. In its application of this theme, the Adviser seeks to identify and invest in companies that engage in one or more of the following, or similar, activities: (i) the design and/or manufacturing of robotics or industrial automation in the form of products, software, or systems; (ii) the development and/or manufacturing of associated components and materials; or (iii) the use of robotics and automation to improve their operations.
Energy Transition. Decarbonization and broader environmental awareness is a powerful theme with the potential for significant innovation in industrial technology. Companies within this theme include those that engage in one or more of the following, or similar, activities: (i) providing low carbon footprint solutions, such as electric and hydrogen vehicles; (ii) providing products, components, services and materials that go into the associated infrastructure (e.g., charging stations, electronic components, materials); (iii) providing products and services that improve the environmental operating efficiency (e.g., energy efficiency innovations) of physical structures; (iv) providing technologies and services for carbon sequestration; and/or (v) providing equipment, components, and services for other environmental initiatives such as water filtration and environmental remediation.
Photonics and Additive Manufacturing. Photonics is the technology of generating and harnessing light and other forms of radiant energy whose quantum (i.e., smallest possible) unit is the photon. Photonics applications extend from additive manufacturing (also known as 3D printing) and laser cutting for manufacturing processes for high powered lasers, to sensing and imaging for low powered lasers. In applying this theme, the Adviser seeks to identify and invest in companies engaged in the following, or similar, activities: (i) the manufacturing of 3D printing equipment and materials; (ii) the manufacturing of high-power fiber laser equipment and components; (iii) the use of photonics-based technologies for manufacturing process optimization and cost reduction; and/or (iv) the use of photonics-based technologies for imaging applications, such as for medical imaging, life science, and optical data communications.
Space Exploration. Growth in space exploration is expected to accelerate, driven by cost reductions from reusable-rocket technology and smaller, cost-effective satellite technologies, creating an ecosystem of companies that may benefit from this theme. The Adviser seeks to identify and invest in such companies, including those that (i) enable space exploration, through, for example, simulation, AI, or robotics related software, products or systems; (ii) make, launch, and operate platforms in orbital and sub-orbital space, such as rockets, satellites, drones and other aircraft and equipment; or (iii) utilize any of these technologies, products, or services to generate meaningful operational efficiencies in their business.
In constructing the Fund’s portfolio, the Adviser selects investments for the Fund that represent its highest-conviction investment ideas within the themes described above. The highest-conviction investment ideas are companies that have the highest expected risk-adjusted return as determined through the Adviser’s proprietary investment process.
The Adviser’s Investment Process. The Adviser’s alpha strategy seeks to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In implementing this strategy, the Adviser employs a fundamental research process, combining deep industry knowledge with rigorous financial analysis. The Adviser strives to achieve a portfolio profile that is balanced between growth companies (i.e., companies the Adviser believes have high and underappreciated growth prospects) and value companies (i.e., companies the Adviser believes to be undervalued based on its assessment of their underlying fundamentals).
To identify the Fund’s investable universe, the Adviser uses top-down analysis, leveraging both internal and publicly available external resources, to identify companies and associated supply chains that are beneficiaries of the themes described above.
Once a company is identified as relevant to one or more themes, the Adviser conducts bottom-up research of the company, including: (i) assessment of the company’s market potential and competitive positioning; (ii) analysis of the company’s financial performance and history of generating returns on invested capital; and (iii) assessment of the quality of its management team and its ability to execute on its financial plan. The Adviser builds financial forecasts using assumptions derived from its research process and constructs a valuation framework using several valuation methodologies, including a Discounted Cash Flow Model, which is a valuation method used to estimate the value of an investment based on its expected future cash flows.
In evaluating investments for the Fund, the Adviser applies an environment, social, and governance (“ESG”) framework as part of its bottom-up assessment that evaluates a company based on various ESG-related metrics, such as the extent of the risk associated with the company’s impact on the environment. The ESG framework focuses primarily on identifying and evaluating certain ESG-related risks to which a company may be subject. To the extent the Adviser concludes, based on its evaluation of the outcome of the ESG framework analysis, that a company’s ESG-related risks are significant (e.g., if such risks are realized, they would adversely affect the performance of the company or its ability to operate) and it is ill-prepared to mitigate or otherwise manage those risks, the Adviser may consider such conclusion as a basis for limiting the Fund’s investment in the securities of such company or excluding such securities from the Fund’s portfolio. The ESG framework is not designed to serve as an exclusionary screen based solely on the fact that a company may be engaged in activities commonly viewed as antithetical to ESG considerations and as a result, the Fund may invest in such companies from time to time if they are otherwise consistent with the Adviser’s investment criteria as described in this section. For example, the ESG framework would consider a company’s carbon emissions, whether the company has set or agreed to any targets for carbon emissions reduction, its commitment to reducing energy consumption and achieving its carbon emissions target, and the company’s history of achieving any past emissions targets and/or potential to achieve current emissions targets or more generally, to improve its industrial sector or generate environmental benefits. Based on the ESG framework’s analysis of these considerations, the Adviser will determine, among other things, if the company’s carbon emissions targets pose a significant risk for the company. Similarly, the ESG framework considers a company’s governance philosophy and practices, such as the company’s management incentive structure, the composition of its board of directors, and employee ownership, enabling the Adviser to evaluate the risks to the company of its governance philosophy and practices. The Adviser’s ESG framework considers only publicly available information about a company sourced and evaluated by the Adviser. The Adviser also uses the outcomes of the ESG framework analyses to determine a company’s weight within the Fund’s portfolio. The implementation of the Fund’s ESG framework, including the evaluation of each potential investment, as well as the identification of investment opportunities that benefit from environmental focus, is a core part of the Adviser’s research process and the Fund’s overall investment strategy, as evidenced by the Fund’s Energy Transition theme described above.
The Adviser continuously monitors, resizes, and exits positions based on changes in the fundamental drivers of a company’s business (including structural changes, such as increased competition, new entrants and disruptive technologies, unfavorable supply/demand balance) and its valuation. Such activity could lead to increased portfolio turnover of the Fund’s holdings and higher transaction costs.
The Fund may invest in companies of any market capitalization, but will typically invest in large capitalization companies with market capitalizations between $10 billion and $100 billion. While the Fund’s exposure to sectors may change over time, as of September 30, 2024, the Fund had significant exposure to companies in the industrials and technology sectors.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the S&P 500® Total Return Index, a broad-based securities market index intended to represent the overall domestic equity market. Performance is also shown for the NASDAQ Composite Total Return Index, another comparative index that represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at https://spear-funds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://spear-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return of the Fund as of September 30, 2024 was 1.30%. During the period of time shown in the bar chart, the highest quarterly return was 28.00% for the quarter ended December 31, 2023, and the lowest quarterly return was -31.61% for the quarter ended June 30, 2022.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Spear Alpha ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Spear Alpha ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Spear Alpha ETF | Artificial Intelligence, Machine Learning And Deep Learning Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Artificial Intelligence, Machine Learning and Deep Learning Investment Risk. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of AI, machine learning and other deep learning technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of activities in addition to their AI, machine learning and deep learning activities, and the economic fortunes of such companies may be tied to such other activities. Currently, there are few public companies for which AI, machine learning and deep learning technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests. Companies that do have a focus on such technologies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. These companies also tend to engage in significant amounts of spending on research and development, and there is no guarantee that these products or services will be successful. The securities of such companies, especially smaller, start-up companies, also are typically more volatile than those of companies that do not rely heavily on technology.
Spear Alpha ETF | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Spear Alpha ETF | Depository Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Depositary Receipt Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Spear Alpha ETF | Environmental, Social, Governance Data Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social, Governance Data Risk. Currently, there is not a universally accepted ESG standard or standardized practices for generating ESG metrics and data. The lack of a uniform standard means that the factors and criteria considered or processed to generate ESG metrics and data and the results of ESG research processes generally will differ from company to company. The evaluation of ESG factors is often subjective and the Adviser may not identify or evaluate every relevant ESG factor with respect to every theme or investment. As a result, the Fund may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them. ESG standards differ by region and industry, and a company’s ESG practices may change over time. Moreover, because ESG considerations are still an emerging area of investment focus, ESG information and metrics can be difficult to obtain or not able to be obtained. The evaluation of ESG factors and implementation of ESG-related investment criteria or restrictions (e.g., screens) rely on the availability of timely, complete, and accurate ESG data reported by companies. The Adviser’s ability to evaluate and assess ESG factors is limited and/or compromised to the extent relevant data is unavailable or inaccurate. As a result of the foregoing, the Fund may, from time to time, acquire and/or hold securities of companies that do not have favorable ESG characteristics. The successful implementation of the Fund’s strategy is therefore dependent in large part on the ESG factors considered and timely and accurately reported by the companies in which the Fund seeks to potentially invest. The Adviser relies on publicly-available and reported information to evaluate the ESG characteristics of the companies in which it may invest. Due to the specialized resources necessary to obtain ESG-related information about individual companies, the Adviser does not undertake to, and does not, independently test or verify publicly-available and reported information regarding companies’ ESG characteristics and metrics.
Spear Alpha ETF | Environmental, Social, Governance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social, Governance Risk. Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some investment opportunities available to funds that do not similarly consider ESG or sustainability criteria. The Fund’s incorporation of ESG considerations may affect its exposure to certain sectors and/or types of investments, and may adversely impact the Fund’s performance depending on whether such sectors or investments are in or out of favor in the market.
Spear Alpha ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Spear Alpha ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Spear Alpha ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Spear Alpha ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Spear Alpha ETF | ETF Risks, Shares May Trade at Prices Other than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S.
Spear Alpha ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
Spear Alpha ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Spear Alpha ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.
Spear Alpha ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Market Capitalization Risk.
◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Spear Alpha ETF | Market Capitalization Risk, Large-Capitalization Invessting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	◦Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Spear Alpha ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	◦Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
Spear Alpha ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Spear Alpha ETF | Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	•Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Spear Alpha ETF | Portfolio Turnover Risk Member
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Risk [Text Block]	rr_RiskTextBlock	•Portfolio Turnover Risk. Because the Fund may “turn over” some or all of its portfolio frequently, the Fund may incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover (e.g., in excess of 100% per year) may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Spear Alpha ETF | Robotics And Automation Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Robotics and Automation Companies Risk. The Fund invests in equity securities of robotics and automation companies and, as such, is particularly sensitive to the risks affecting robotics and automation companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence of products and services, and government regulation. Securities of robotics and automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.
Spear Alpha ETF | Sector Risk Member
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•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
◦Industrials Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
◦Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.
Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.
Software companies can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, also may be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.
Spear Alpha ETF | Sector Risk, Industrials Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. Issuers in the industrial sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrial sector. Issuers in the industrial sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrial sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Spear Alpha ETF | Sector Risk, Technology Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.
Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.
Software companies can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the application software industry, in particular, also may be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs.
Spear Alpha ETF | Space Exploration Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Space Exploration Companies Risk. The exploration of space by private industry and the harvesting of space assets is a business based on anticipation of future developments and is witnessing new entrants into the market. Technological and engineering advances may not be sufficient, or occur quickly enough, to fulfill current expectations regarding progress in space exploration and development. Therefore, the Fund’s investments will be riskier than traditional investments in established industry sectors and the growth of these companies may be slower and subject to setbacks as technological advancements are made to expand into space.
Spear Alpha ETF | Temporary Defensive Positions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Temporary Defensive Positions Risk. If the Fund takes a temporary defensive position, it may invest all or a large portion of its assets in cash and/or cash equivalents. If the Fund takes a temporary defensive position, it may not achieve its investment objective.
Spear Alpha ETF | Value Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.
Spear Alpha ETF | NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
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Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	44.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Spear Alpha ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
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Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Spear Alpha ETF | Spear Alpha ETF
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Trading Symbol	dei_TradingSymbol	SPRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2022	rr_AnnualReturn2022	(44.81%)
Annual Return 2023	rr_AnnualReturn2023	87.63%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	87.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Spear Alpha ETF | Spear Alpha ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	87.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Spear Alpha ETF | Spear Alpha ETF | After Taxes on Distributions and Sales
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Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	51.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%